Schedule of Derivative Instruments (Details) - Commodity Contracts [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	$ 109,346
Derivative assets		$ 291,860
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Derivative assets
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	109,346
Derivative assets		291,860
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Derivative assets